CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	134,916,400	119,858,700
Common stock, shares outstanding	134,916,400	119,858,700